Condensed Consolidated Statements of Changes in Stockholders’ (Deficit) Equity (Unaudited) - USD ($)	Class A Common Stock	Class B Common Stock	Series F Shares Preferred Convertible	Series A Shares Preferred Convertible	Series B Shares Preferred Convertible	Series C Shares Preferred Convertible	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Other Comprehensive Income	Stockholders Equity	Noncontrolling Interest	Total
Balance at Jul. 31, 2020							$ 101	$ 86,364	$ (88,697)	$ 1	$ (2,231)	$ (382)	$ (2,613)
Balance (in Shares) at Jul. 31, 2020				225,000	407,477		101,323,590
Common stock issued for debt conversion and settlement							$ 21	407			428		428
Common stock issued for debt conversion and settlement (in Shares)							21,275,629
Amortization of employee stock options								135			135		135
Common stock issued for services, to employees							$ 8	257			265		265
Common stock issued for services, to employees (in Shares)							7,858,820
Common stock issued for services							$ 4	219			223		223
Common stock issued for services (in Shares)							4,250,000
Common stock issued for exercise of warrants							$ 1	33			34		34
Common stock issued for exercise of warrants (in Shares)							330,000
Common stock issued, extension of debt							$ 1	59			60		60
Common stock issued, extension of debt (in Shares)							400,000
Convertible Series B Preferred stock issued for debt settlement								18			18		18
Convertible Series B Preferred stock issued for debt settlement (in Shares)					17,965
Convertible Series C Preferred stock issued for AP settlement								554			554		554
Convertible Series C Preferred stock issued for AP settlement (in Shares)						55,400
Super Voting Preferred Stock Series F
Super Voting Preferred Stock Series F (in Shares)			100
Derivative liability resolved to APIC due to note conversion								588			588		588
Dividends declared								(20)			(20)		(20)
Common stock issued concurrent with convertible debt							$ 2	145			147		147
Common stock issued concurrent with convertible debt (in Shares)							2,100,000
Beneficial conversion feature on convertible debt								282			282		282
Common stock issued for settlement of accounts payable							$ 1	59			60		60
Common stock issued for settlement of accounts payable (in Shares)							1,000,000
Net income (loss)									(16,683)		(16,683)	(332)	(17,015)
Balance at Jul. 31, 2021							$ 139	89,100	(105,380)	1	(16,140)	(714)	(16,854)
Balance (in Shares) at Jul. 31, 2021			100	225,000	425,442	55,400	138,538,039
Balance at Feb. 17, 2021
Balance (in Shares) at Feb. 17, 2021
Class B common stock issued to Sponsor		$ 316						24,684					25,000
Class B common stock issued to Sponsor (in Shares)		3,162,500
Issuance of shares to underwriter representative at fair value	$ 16							1,454,418					1,454,434
Issuance of shares to underwriter representative at fair value (in Shares)	158,125
Proceeds received in excess of fair value of private warrants								1,084,163					1,084,163
Remeasurement of Class A common stock subject to possible redemption								(2,563,265)	(17,733,737)				(20,297,002)
Net income (loss)									5,906,214				5,906,214
Balance at Dec. 31, 2021	$ 16	$ 316							(11,827,524)				(11,827,192)
Balance (in Shares) at Dec. 31, 2021	158,125	3,162,500
Balance at Jul. 31, 2021							$ 139	89,100	(105,380)	1	(16,140)	(714)	(16,854)
Balance (in Shares) at Jul. 31, 2021			100	225,000	425,442	55,400	138,538,039
Amortization of employee stock options								24			24		24
Common stock issued concurrent with convertible debt								38			38		38
Common stock issued concurrent with convertible debt (in Shares)							600,000
Dividends accrued								(5)			(5)		(5)
Net income (loss)									2,424		2,424	(158)	2,266
Balance at Oct. 31, 2021							$ 139	89,157	(102,956)	1	(13,659)	(872)	(14,531)
Balance (in Shares) at Oct. 31, 2021			100	225,000	425,442	55,400	139,138,039
Balance at Jul. 31, 2021							$ 139	89,100	(105,380)	1	(16,140)	(714)	(16,854)
Balance (in Shares) at Jul. 31, 2021			100	225,000	425,442	55,400	138,538,039
Balance at Jan. 31, 2022							$ 139	89,175	(113,998)	1	(24,683)	(1,474)	(26,157)
Balance (in Shares) at Jan. 31, 2022			100	225,000	425,442	55,400	139,738,039
Balance at Jul. 31, 2021							$ 139	89,100	(105,380)	1	(16,140)	(714)	(16,854)
Balance (in Shares) at Jul. 31, 2021			100	225,000	425,442	55,400	138,538,039
Amortization of employee stock options								98			98		98
Common stock issued for services							$ 1	125			126		126
Common stock issued for services (in Shares)							1,500,000
Dividends declared								(19)			(19)		(19)
Common stock issued for debt extension							$ 1	64			65		65
Common stock issued for debt extension (in Shares)							550,000
Common stock issued concurrent with convertible debt							$ 1	119			120		120
Common stock issued concurrent with convertible debt (in Shares)							1,500,000
Net income (loss)									(8,013)		(8,013)	(1,341)	(9,354)
Balance at Jul. 31, 2022							$ 142	89,487	(113,393)	1	(23,763)	(2,055)	(25,818)
Balance (in Shares) at Jul. 31, 2022			100	225,000	425,442	55,400	142,088,039
Balance at Oct. 31, 2021							$ 139	89,157	(102,956)	1	(13,659)	(872)	(14,531)
Balance (in Shares) at Oct. 31, 2021			100	225,000	425,442	55,400	139,138,039
Amortization of employee stock options								23			23		23
Common stock issued concurrent with convertible debt (in Shares)							600,000
Dividends accrued								(5)			(5)		(5)
Net income (loss)									(11,042)		(11,042)	(602)	(11,644)
Balance at Jan. 31, 2022							$ 139	89,175	(113,998)	1	(24,683)	(1,474)	(26,157)
Balance (in Shares) at Jan. 31, 2022			100	225,000	425,442	55,400	139,738,039
Balance at Dec. 31, 2021	$ 16	$ 316							(11,827,524)				(11,827,192)
Balance (in Shares) at Dec. 31, 2021	158,125	3,162,500
Remeasurement of Class A common stock subject to possible redemption									(1,434,252)				(1,434,252)
Interest redeemed									(970,587)				(970,587)
Net income (loss)									5,940,296				5,940,296
Balance at Dec. 31, 2022	$ 16	$ 316							(8,292,067)				(8,291,735)
Balance (in Shares) at Dec. 31, 2022	158,125	3,162,500
Balance at Jul. 31, 2022							$ 142	89,487	(113,393)	1	(23,763)	(2,055)	(25,818)
Balance (in Shares) at Jul. 31, 2022			100	225,000	425,442	55,400	142,088,039
Amortization of employee stock options								23			23		23
Common stock issued for conversion of Convertible Series A Preferred stock								7			7		7
Common stock issued for conversion of Convertible Series A Preferred stock (in Shares)				(25,000)			105,723
Common stock issued for exercise of warrants								21			21		21
Common stock issued for exercise of warrants (in Shares)							160,628
Common stock issued for debt extension							$ 2	247			249		249
Common stock issued for debt extension (in Shares)							2,060,000
Common stock issued concurrent with convertible debt							$ 1	94			95		95
Common stock issued concurrent with convertible debt (in Shares)							650,000
Dividends accrued								(4)			(4)		(4)
Net income (loss)									(4,984)		(4,984)	(161)	(5,145)
Balance at Oct. 31, 2022							$ 145	89,875	(118,377)	1	(28,356)	(2,216)	(30,572)
Balance (in Shares) at Oct. 31, 2022			100	200,000	425,442	55,400	145,064,390
Balance at Jul. 31, 2022							$ 142	89,487	(113,393)	1	(23,763)	(2,055)	(25,818)
Balance (in Shares) at Jul. 31, 2022			100	225,000	425,442	55,400	142,088,039
Balance at Jan. 31, 2023							$ 152	92,306	(118,153)	1	(25,694)	(2,544)	(28,238)
Balance (in Shares) at Jan. 31, 2023			100	25,000	425,442	55,400	152,488,301
Balance at Oct. 31, 2022							$ 145	89,875	(118,377)	1	(28,356)	(2,216)	(30,572)
Balance (in Shares) at Oct. 31, 2022			100	200,000	425,442	55,400	145,064,390
Common stock issued for debt conversion and settlement							$ 1	74			75		75
Common stock issued for debt conversion and settlement (in Shares)							1,500,000
Warrant issued with debt - debt discount								667			667		667
Beneficial conversion feature on convertible debt - debt discount								1,275			1,275		1,275
Amortization of employee stock options								23			23		23
Common stock issued for conversion of Convertible Series A Preferred stock							$ 1	49			50		50
Common stock issued for conversion of Convertible Series A Preferred stock (in Shares)				(175,000)			749,327
Common stock issued for exercise of warrants								1			1		1
Common stock issued for exercise of warrants (in Shares)							9,677
Common stock issued for debt extension							$ 1	90			91		91
Common stock issued for debt extension (in Shares)							1,000,000
Common stock issued concurrent with convertible debt							$ 4	256			260		260
Common stock issued concurrent with convertible debt (in Shares)							4,164,907
Dividends accrued								(4)			(4)		(4)
Net income (loss)									224		224	(328)	(104)
Balance at Jan. 31, 2023							$ 152	$ 92,306	$ (118,153)	$ 1	$ (25,694)	$ (2,544)	$ (28,238)
Balance (in Shares) at Jan. 31, 2023			100	25,000	425,442	55,400	152,488,301